                                   FORM N-CSR

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

                  Investment Company Act file number: 811-03291

                LINCOLN NATIONAL SPECIAL OPPORTUNITIES FUND, INC.
               (Exact name of registrant as specified in charter)

                            1300 South Clinton Street
                            Fort Wayne, Indiana 46802
               (Address of principal executive offices) (Zip code)

                            Elizabeth Frederick, Esq.
                     Lincoln National Life Insurance Company
                            1300 South Clinton Street
                            Fort Wayne, Indiana 46802
                     (Name and address of agent for service)

                        Copies of all communications to:
                             Jeffrey S. Puretz, Esq.
                                   Dechert LLP
                              1775 Eye Street, N.W.
                              Washington, D.C. 2006

Registrant's telephone number, including area code: (260) 455-2000

Date of fiscal year end: December 31, 2002

Date of reporting period: January 1, 2002 through December 31, 2002

                           SPECIAL OPPORTUNITIES FUND

                          [DELAWARE INVESTMENTS LOGO]

                               Lincoln National
                               Special Opportunities Fund, Inc.
                               Annual Report
                               December 31, 2002

LINCOLN NATIONAL SPECIAL OPPORTUNITIES FUND, INC.

INDEX

COMMENTARY
STATEMENT OF NET ASSETS
STATEMENT OF OPERATIONS
STATEMENTS OF CHANGES IN NET ASSETS
FINANCIAL HIGHLIGHTS
NOTES TO FINANCIAL STATEMENTS
REPORT OF ERNST & YOUNG LLP, INDEPENDENT AUDITORS
OFFICER/DIRECTOR INFORMATION

LINCOLN NATIONAL
SPECIAL OPPORTUNITIES FUND, INC.
ANNUAL PORTFOLIO COMMENTARY
For the year ended December 31, 2002

Managed by:

                                                     [DELAWARE INVESTMENTS LOGO]

The Lincoln National Special Opportunities Fund had a return of -11.8% for the year ended December 31, 2002, while its style specific benchmark, the Russell MidCap Value Index*, returned -9.7% and the broader market index, the S&P MidCap 400 Index**, returned -14.5%.

For 2002, the markets declined for the third year in a row -- the first series of three consecutive years of decline in over 50 years. The Fund's performance lagged the performance of the Russell Mid-Cap Value Index* for the year. The underperformance can be attributed in part to stock selection in media and healthcare stocks. This underperformance was partially offset by stock selection in the utility and finance sectors.

Although U.S. equity markets performed strongly in the fourth quarter of 2002, much of the strength was in lower quality stocks that had, with hindsight, been oversold. We expect the current high level of volatility in stock prices to continue until investors are convinced that a sustained economic recovery has begun and corporate earnings concerns ease. However, the Federal Reserve's recent 50 basis point reduction in short-term interest rates, to levels not seen in 40 years, and improved prospects for further tax cuts, due to the Republican Party's victory in the mid-term Congressional elections, should both be interpreted positively by the equity markets. The hope is that this combination of fiscal and monetary easing will help stimulate increased economic activity in the U.S. in 2003. So, looking forward, we maintain a positive long-term view on both the economy and equity markets and thus remain committed to our process -- blending quantitative screening, fundamental research and portfolio risk control. At year end, the Fund held moderately overweight positions in the finance, healthcare and defense sectors relative to its benchmark, the Russell MidCap Value Index*.

J. Paul Dokas

Growth of $10,000 invested 1/1/93 through 12/31/02

(CHART)

This chart illustrates, hypothetically, that $10,000 was invested in the Special Opportunities Fund on 1/1/93. As the chart shows, by December 31, 2002, the value of the investment at net asset value, with any dividends and distributions reinvested, would have grown to $24,631. For comparison, look at how the S&P MidCap 400 Index and the Russell MidCap Value Index did over the same period. The same $10,000 investment would have grown to $30,945 and $28,537, respectively. Past performance is not indicative of future performance. Remember, an investor cannot invest directly in an index.

Average annual return             Ended
on investment                     12/31/02
------------------------------------------
One Year                          -11.75%
------------------------------------------
Five Years                        + 1.31%
------------------------------------------
Ten Years                         + 9.43%
------------------------------------------

 * Russell MidCap Value Index - Measures the performance of those Russell MidCap companies with lower price-to-book ratios and lower forecasted growth values.

** The S&P MidCap 400 Index is the Standard & Poor's Composite Index of 400 stocks, a widely recognized unmanaged index of common stock prices of mid-sized companies.

                         Special Opportunities Fund  1

LINCOLN NATIONAL
SPECIAL OPPORTUNITIES FUND, INC.

STATEMENT OF NET ASSETS
December 31, 2002

                                          Number       Market
COMMON STOCK - 99.56%                     of Shares    Value
-------------------------------------------------------------------
AEROSPACE & DEFENSE - 0.83%
-------------------------------------------------------------------
    Goodrich                                 104,000   $  1,905,280
    Northrop Grumman                          18,001      1,746,069
-------------------------------------------------------------------
                                                          3,651,349
AUTOMOBILES & AUTOMOTIVE PARTS - 3.08%
-------------------------------------------------------------------
    Autoliv                                   51,000      1,067,430
+   Autonation                               180,000      2,260,800
    BorgWarner                                35,000      1,764,700
    Dana                                     147,800      1,738,128
    Delphi                                   343,200      2,762,760
    Genuine Parts                             29,500        908,600
+   Lear                                      54,500      1,813,760
    Magna International Class A               22,000      1,235,300
-------------------------------------------------------------------
                                                         13,551,478
BANKING & FINANCE - 15.24%
-------------------------------------------------------------------
    A.G. Edwards                              58,400      1,924,864
+   Affiliated Managers Group                 18,500        930,550
    AmSouth Bancorporation                   183,000      3,513,600
    Associated Banc-Corp                      79,000      2,681,260
    Astoria Financial                         60,000      1,629,000
    Bancorpsouth                              57,500      1,116,650
    Banknorth                                124,000      2,802,400
    Bear Stearns                              62,400      3,706,560
    Brascan                                   59,000      1,209,500
    Capital One Financial                     34,000      1,010,480
    Charter One Financial                    113,400      3,257,982
    Colonial BancGroup                       146,000      1,741,780
    Compass Bancshares                        83,000      2,595,410
    Countrywide Financial                     60,000      3,099,000
    Cullen Frost Bankers                      52,500      1,716,750
    First Merit                               49,500      1,072,170
    First Tennessee National                  70,000      2,515,800
    Golden West Financial                      6,500        466,765
    Greenpoint Financial                      60,000      2,710,800
    Hibernia Class A                         117,800      2,266,472
    Hudson United Bancorp                     49,000      1,523,900
    M & T Bank                                16,300      1,293,405
    Marshall & Ilsley                        123,000      3,367,740
    National Commerce Financial              117,500      2,802,375
    Popular                                   56,500      1,909,700
    Regions Financial                         62,000      2,068,320
    SouthTrust                                89,000      2,211,650
    Sovereign Bancorp                        118,000      1,657,900
    TCF Financial                             36,000      1,572,840
    Union BanCal                              47,500      1,865,325
    Union Planters                           116,000      3,264,240
    Washington Federal                        28,000        695,800
    Zions Bancorporation                      22,000        865,678
-------------------------------------------------------------------
                                                         67,066,666
BUILDINGS & MATERIALS - 2.22%
-------------------------------------------------------------------
    Centex                                    43,500      2,183,700
    D.R. Horton                              104,000      1,804,400
    KB Home                                   26,000      1,114,100
    Martin Marietta Materials                 65,000      1,992,900
+   Toll Brothers                             76,000      1,535,200
    York International                        44,500      1,137,865
-------------------------------------------------------------------
                                                          9,768,165
                                          Number       Market
BUSINESS SERVICES - 1.04%                 of Shares    Value
-------------------------------------------------------------------
    Fluor                                     57,000   $  1,596,000
+   Republic Services                        141,000      2,958,180
-------------------------------------------------------------------
                                                          4,554,180
CABLE, MEDIA & PUBLISHING - 2.67%
-------------------------------------------------------------------
    Belo                                      74,500      1,588,340
+   Borders Group                             54,000        869,400
+   COX Radio Class A                         28,500        650,085
+   Hearst-Argyle Television                  50,500      1,217,555
    Knight-Ridder                             52,000      3,289,000
    New York Times                            35,000      1,600,550
    RR Donnelley & Sons                       73,500      1,600,095
+   Scholastic                                26,000        934,700
-------------------------------------------------------------------
                                                         11,749,725
CHEMICALS - 3.73%
-------------------------------------------------------------------
    Eastman Chemical                          19,000        698,630
    Englehard                                113,000      2,525,550
    Lubrizol                                  69,000      2,104,500
    PPG Industries                            36,000      1,805,400
    Praxair                                   68,500      3,957,245
    Rohm & Haas                               30,000        974,400
    RPM International                        119,300      1,822,904
    Sigma-Aldrich                             51,500      2,508,050
-------------------------------------------------------------------
                                                         16,396,679
COMPUTERS & TECHNOLOGY - 4.12%
-------------------------------------------------------------------
+   Apple Computer                            77,000      1,103,410
    Autodesk                                 104,000      1,487,200
+   Cadence Design Systems                    80,000        943,200
+   Ceridian                                  48,000        692,160
+   Citrix Systems                            40,000        492,800
    Computer Associates International         84,400      1,139,400
+   Computer Sciences                         88,000      3,031,600
+   Dun & Bradstreet                          39,500      1,362,355
+   Emulex                                    52,000        964,600
+   Ingram Micro Class A                      92,000      1,136,200
    ITT Industries                            16,000        971,040
+   Lexmark International                     23,200      1,403,600
    Pitney Bowes                              28,000        914,480
+   Storage Technology                        77,500      1,660,050
+   Xerox                                    101,000        813,050
-------------------------------------------------------------------
                                                         18,115,145
CONSUMER PRODUCTS - 2.50%
-------------------------------------------------------------------
    Black & Decker                            22,000        943,580
    Fortune Brands                            72,000      3,348,720
    Newell Rubbermaid                        129,500      3,927,735
    Whirlpool                                 53,000      2,767,660
-------------------------------------------------------------------
                                                         10,987,695
ELECTRONICS & ELECTRICAL EQUIPMENT - 5.52%
-------------------------------------------------------------------
+   Broadcom Class A                          60,000        903,600
+   Energizer Holdings                        68,000      1,897,200
+   Fairchild Semiconductor Class A           53,500        572,985
+   General Motors Class H                    42,000        449,400
+   International Rectifier                   42,000        775,320
+   Jabil Circuit                             50,200        899,584
    Johnson Controls                          43,500      3,487,395
+   National Semiconductor                    61,000        915,610
+   Novellus Systems                          38,000      1,067,040
    Pittston Brink's Group                    77,000      1,422,960
+   SPX                                       47,000      1,760,150
    Symbol Technologies                       94,000        772,680
    Teleflex                                  32,000      1,372,480
    Textron                                   85,000      3,654,150
+   Thermo Electron                          121,500      2,444,580

                         Special Opportunities Fund  2

ELECTRONICS & ELECTRICAL                  Number       Market
EQUIPMENT (CONT'D)                        of Shares    Value
-------------------------------------------------------------------
+   Varco International                       78,500   $  1,365,900
+   Vishay Intertechnology                    47,000        525,460
-------------------------------------------------------------------
                                                         24,286,494
ENERGY - 6.94%
-------------------------------------------------------------------
    Amerada Hess                              27,200      1,497,360
    Apache                                    69,500      3,960,805
    Burlington Resources                      44,100      1,880,865
    Devon Energy                              78,500      3,603,150
    ENSCO International                       50,400      1,484,280
    EOG Resources                             46,000      1,836,320
    Equitable Resources                       64,500      2,260,080
    Kerr-McGee                                71,000      3,145,300
    Marathon Oil                             127,500      2,714,475
    Questar                                   49,000      1,363,180
    Tidewater                                 48,000      1,492,800
    Unocal                                   108,000      3,302,640
    Valero Energy                             54,500      2,013,230
-------------------------------------------------------------------
                                                         30,554,485
FOOD, BEVERAGE & TOBACCO - 3.51%
-------------------------------------------------------------------
    Adolph Coors Class B                      28,500      1,745,625
    Archer-Daniels-Midland                   298,000      3,695,200
    Hershey Foods                             34,500      2,326,680
    Interstate Bakeries                       60,000        915,000
    RJ Reynolds Tobacco Holdings              60,000      2,526,600
    Sensient Technologies                     53,000      1,190,910
    Supervalu                                 83,500      1,378,585
+   Yum! Brands                               68,000      1,646,960
-------------------------------------------------------------------
                                                         15,425,560
HEALTHCARE & PHARMACEUTICALS - 4.45%
-------------------------------------------------------------------
    Aetna                                     28,000      1,151,360
    AmerisourceBergen Class A                 21,000      1,140,510
    Becton Dickinson                         110,000      3,375,900
+   Health Net                                87,500      2,310,000
+   Henry Schein                              29,500      1,327,500
    Hillenbrand Industries                    44,000      2,125,640
+   Humana                                   107,000      1,070,000
    McKesson                                  50,100      1,354,203
    Omnicare                                  56,500      1,346,395
+   Priority Healthcare                       42,500        986,000
+   Quintiles Transnational                   91,000      1,101,100
+   Steris                                    41,000        994,250
+   Triad Hospitals                           43,500      1,297,605
-------------------------------------------------------------------
                                                         19,580,463
INDUSTRIAL MACHINERY - 1.72%
-------------------------------------------------------------------
    Dover                                     40,000      1,166,400
    Ingersoll-Rand Class A                    38,000      1,636,280
    Pentair                                   47,000      1,623,850
    Rockwell Automation                      122,000      2,526,620
+   Zebra Technologies Class A                10,500        601,650
-------------------------------------------------------------------
                                                          7,554,800
INSURANCE - 8.38%
-------------------------------------------------------------------
    American Financial                        70,500      1,626,435
    AON                                       45,000        850,050
    Berkley                                   21,000        831,810
    Cincinnati Financial                      36,000      1,351,800
    Everest Re                                18,500      1,023,050
    Fidelity National Financial               73,500      2,413,005
    Jefferson-Pilot                           33,500      1,276,685
    John Hancock Financial Services           35,000        976,500
    Loews                                     38,000      1,689,480
    MBIA                                      88,000      3,859,680
    MGIC Investment                           43,500      1,796,550
    Old Republic International                99,000      2,772,000
    Phoenix                                   95,000        722,000
+   Platinum Underwriters Holdings            37,500        988,125
    PMI                                       66,000      1,982,640
    Progressive                               24,000      1,191,120

                                          Number       Market
INSURANCE (CONT'D)                        of Shares    Value
-------------------------------------------------------------------
    Protective Life                           71,500   $  1,967,680
    Reinsurance Group of America              16,500        446,820
    Saint Paul                                55,500      1,889,775
    Stancorp Financial Group                  22,500      1,099,125
    Torchmark                                 76,500      2,794,545
    Transatlantic Holdings                     8,200        546,940
    UnumProvident                            158,500      2,780,090
-------------------------------------------------------------------
                                                         36,875,905
LEISURE, LODGING &
ENTERTAINMENT - 2.86%
-------------------------------------------------------------------
    Eastman Kodak                             92,000      3,223,680
    Marriott International Class A            81,300      2,672,331
    Mattel                                    64,000      1,225,600
+   MGM MIRAGE                                55,000      1,813,350
+   Park Place Entertainment                  73,000        613,200
    Starwood Hotels & Resorts Worldwide       58,000      1,376,920
    Viad                                      75,000      1,676,250
-------------------------------------------------------------------
                                                         12,601,331
METALS & MINING - 1.03%
-------------------------------------------------------------------
    Precision Castparts                       68,500      1,661,125
    United States Steel                      128,000      1,679,360
    Vulcan Materials                          31,600      1,185,000
-------------------------------------------------------------------
                                                          4,525,485
PACKAGING & CONTAINERS - 1.60%
-------------------------------------------------------------------
    Ball                                       8,500        435,115
    Bemis                                     35,000      1,737,050
+   Pactiv                                   110,500      2,415,530
    Sonoco Products                          107,000      2,453,510
-------------------------------------------------------------------
                                                          7,041,205
PAPER & FOREST PRODUCTS - 1.07%
-------------------------------------------------------------------
    Boise Cascade                             62,000      1,563,640
    Georgia-Pacific                           55,000        888,800
    MeadWestvaco                              39,000        963,690
    Temple-Inland                             29,000      1,299,490
-------------------------------------------------------------------
                                                          4,715,620
REAL ESTATE - 6.32%
-------------------------------------------------------------------
    AMB Property                              84,000      2,298,240
    Archstone-Smith Trust                    103,500      2,436,390
    Boston Properties                         30,000      1,105,800
    Duke Realty                              105,000      2,672,250
    Equity Office Properties Trust            46,000      1,149,080
    Equity Residential Properties            161,000      3,957,380
    Highwoods Properties                      83,500      1,845,350
+   Host Marriott                            122,000      1,079,700
    Kimco Realty                              53,000      1,623,920
    Mack-Cali Realty                          63,200      1,914,960
    New Plan Excel Realty Trust               75,000      1,431,750
    Prologis                                 100,000      2,515,000
    Public Storage                            60,500      1,954,755
    Simon Property                            55,000      1,873,850
-------------------------------------------------------------------
                                                         27,858,425
RETAIL - 4.16%
-------------------------------------------------------------------
    Blockbuster Class A                       32,000        392,000
+   Brinker International                     48,000      1,548,000
    Circuit City Stores                       90,000        667,800
+   Federated Department Stores              117,000      3,364,920
    Ikon Office Solutions                    213,000      1,522,950
    J.C. Penney                              102,000      2,347,020
    May Department Stores                     58,000      1,332,840
    Nordstrom                                 68,000      1,289,960
+   Office Depot                              91,000      1,343,160
    Pier 1 Imports                            49,000        927,570
+   Saks                                     165,000      1,937,100
    Winn-Dixie Stores                        105,500      1,612,040
-------------------------------------------------------------------
                                                         18,285,360

                         Special Opportunities Fund  3

                                          Number       Market
TELECOMMUNICATIONS - 2.12%                of Shares    Value
-------------------------------------------------------------------
+   Andrew                                   158,000   $  1,624,240
    CenturyTel                                96,500      2,835,170
    Harris                                    59,000      1,551,700
+   JDS Uniphase                             480,000      1,185,600
    Scientific-Atlanta                       143,000      1,695,980
+   Tellabs                                   61,000        443,470
-------------------------------------------------------------------
                                                          9,336,160
TEXTILES, APPAREL & FURNITURE - 0.99%
-------------------------------------------------------------------
+   Jones Apparel                             27,500        974,600
+   Skechers USA Class A                      95,000        806,550
    VF                                        72,000      2,595,600
-------------------------------------------------------------------
                                                          4,376,750
TRANSPORTATION & SHIPPING - 1.49%
-------------------------------------------------------------------
    Alexander & Baldwin                       20,500        528,695
    CSX                                      135,500      3,836,005
    Norfolk Southern                         108,800      2,174,912
-------------------------------------------------------------------
                                                          6,539,612
UTILITIES - 11.97%
-------------------------------------------------------------------
    Ameren                                    45,500      1,891,435
    Cinergy                                   70,500      2,377,260
    Consolidated Edison                       75,500      3,232,910
    DTE Energy                                96,800      4,491,520
+   Edison International                     217,000      2,571,450
    Energy East                              116,000      2,562,440
    Entergy                                  119,500      5,448,005
    FirstEnergy                              150,000      4,945,500
    Great Plains Energy                       69,500      1,590,160
    KeySpan                                   99,500      3,506,380
    NiSource                                  61,400      1,228,000
    Pepco Holdings                            57,000      1,105,230
+   PG&E                                     191,500      2,661,850
    PPL                                       77,000      2,670,360
    Public Service Enterprise                135,000      4,333,500
    Sempra Energy                            125,000      2,956,250
    TECO Energy                               85,500      1,322,685
    Wisconsin Energy                         101,000      2,545,200
    Xcel Energy                              113,000      1,243,000
-------------------------------------------------------------------
                                                         52,683,135
-------------------------------------------------------------------
TOTAL COMMON STOCK
  (Cost $442,777,304)                                   438,081,872
-------------------------------------------------------------------

                                          Principal    Market
COMMERCIAL PAPER - 0.26%                  Amount       Value
-------------------------------------------------------------------
    UBS Finance 1.20% 1/2/03              $1,130,000   $  1,129,962
-------------------------------------------------------------------
TOTAL COMMERCIAL PAPER
  (Cost $1,129,962)                                       1,129,962
-------------------------------------------------------------------
TOTAL MARKET VALUE OF SECURITIES - 99.82%
  (Cost $443,907,266)                                   439,211,834
-------------------------------------------------------------------
Receivables and Other Assets Net of
  Liabilities - 0.18%                                       772,581
-------------------------------------------------------------------
NET ASSETS - 100.00%
(Equivalent to $22.471 per share based on
  19,579,863 shares issued and
  outstanding)                                         $439,984,415
-------------------------------------------------------------------
COMPONENTS OF NET ASSETS AT DECEMBER 31, 2002:
Common stock, par value $0.01 per share,
  50,000,000 authorized shares                         $466,420,024
Undistributed net investment income                       1,711,951
Accumulated net realized loss on
  investments                                           (23,452,128)
Net unrealized depreciation of
  investments                                            (4,695,432)
-------------------------------------------------------------------
TOTAL NET ASSETS                                       $439,984,415
-------------------------------------------------------------------

+ Non-income producing security for the year ended December 31, 2002.

See accompanying notes to financial statements.

                         Special Opportunities Fund  4

LINCOLN NATIONAL SPECIAL OPPORTUNITIES FUND, INC.

STATEMENT OF OPERATIONS
Year ended December 31, 2002

INVESTMENT INCOME:
  Dividends                                                   $ 10,888,773
--------------------------------------------------------------------------
  Interest                                                          34,821
--------------------------------------------------------------------------
    TOTAL INVESTMENT INCOME                                     10,923,594
--------------------------------------------------------------------------
EXPENSES:
  Management fees                                                2,090,889
--------------------------------------------------------------------------
  Accounting and administration fees                               218,878
--------------------------------------------------------------------------
  Printing and postage                                             128,408
--------------------------------------------------------------------------
  Professional fees                                                 42,695
--------------------------------------------------------------------------
  Custody fees                                                      24,203
--------------------------------------------------------------------------
  Directors' fees                                                    4,200
--------------------------------------------------------------------------
  Other                                                             13,233
--------------------------------------------------------------------------
                                                                 2,522,506
--------------------------------------------------------------------------
Less fees waived                                                   (92,455)
--------------------------------------------------------------------------
Less expenses paid indirectly                                       (2,346)
--------------------------------------------------------------------------
  TOTAL EXPENSES                                                 2,427,705
--------------------------------------------------------------------------
NET INVESTMENT INCOME                                            8,495,889
--------------------------------------------------------------------------
NET REALIZED AND UNREALIZED LOSS ON INVESTMENTS:
--------------------------------------------------------------------------
  Net realized loss on investments                             (22,338,083)
--------------------------------------------------------------------------
  Net change in unrealized appreciation/depreciation of
  investments                                                  (50,415,703)
--------------------------------------------------------------------------
NET REALIZED AND UNREALIZED LOSS ON INVESTMENTS                (72,753,786)
--------------------------------------------------------------------------
NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS          $(64,257,897)
--------------------------------------------------------------------------

STATEMENTS OF CHANGES IN NET ASSETS

                                                              Year ended        Year ended
                                                              12/31/2002        12/31/2001
                                                              ------------------------------
Changes from operations:
  Net investment income                                       $  8,495,889      $  8,942,534
--------------------------------------------------------------------------------------------
  Net realized gain (loss) on investments                      (22,338,083)       20,001,395
--------------------------------------------------------------------------------------------
  Net change in unrealized appreciation/depreciation of
  investments                                                  (50,415,703)      (18,926,319)
--------------------------------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
OPERATIONS                                                     (64,257,897)       10,017,610
--------------------------------------------------------------------------------------------
Dividends and distributions to shareholders from:
  Net investment income                                         (7,102,162)       (7,567,654)
--------------------------------------------------------------------------------------------
  Net realized gain on investments                              (2,512,598)               --
--------------------------------------------------------------------------------------------
    TOTAL DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS           (9,614,760)       (7,567,654)
--------------------------------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL
SHARE TRANSACTIONS                                             (26,013,097)        1,133,219
--------------------------------------------------------------------------------------------
  TOTAL INCREASE (DECREASE) IN NET ASSETS                      (99,885,754)        3,583,175
--------------------------------------------------------------------------------------------
Net assets, at beginning of period                             539,870,169       536,286,994
--------------------------------------------------------------------------------------------
NET ASSETS, AT END OF PERIOD                                  $439,984,415      $539,870,169
--------------------------------------------------------------------------------------------

See accompanying notes to financial statements.

                         Special Opportunities Fund  5

LINCOLN NATIONAL SPECIAL OPPORTUNITIES FUND, INC.

FINANCIAL HIGHLIGHTS
(Selected data for each capital share outstanding throughout the year)

                                                         Year ended December 31,
                                           2002       2001       2000       1999       1998
                                           ----------------------------------------------------
Net asset value, beginning of year         $ 26.006   $ 25.846   $ 28.225   $ 33.416   $ 35.056

Income from investment operations:
  Net investment income(1)                    0.418      0.431      0.536      0.482      0.470
  Net realized and unrealized gain (loss)
    on investments                           (3.467)     0.098      3.153     (1.779)     1.795
-----------------------------------------------------------------------------------------------
  Total from investment operations           (3.049)     0.529      3.689     (1.297)     2.265
-----------------------------------------------------------------------------------------------

Less dividends and distributions from:
  Net investment income                      (0.365)    (0.369)    (0.494)    (0.373)    (0.862)
  Net realized gain on investments           (0.121)        --     (5.574)    (3.521)    (3.043)
-----------------------------------------------------------------------------------------------
  Total dividends and distributions          (0.486)    (0.369)    (6.068)    (3.894)    (3.905)
-----------------------------------------------------------------------------------------------
  Net asset value, end of period           $ 22.471   $ 26.006   $ 25.846   $ 28.225   $ 33.416
-----------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------

Total return(2)                              (11.75%)     2.16%     16.04%     (4.48%)     6.79%

Ratios and supplemental data:
  Net assets, end of period (000 omitted)  $439,984   $539,870   $536,287   $665,642   $917,796
  Ratio of expenses to average net assets      0.47%      0.48%      0.49%      0.44%      0.42%
  Ratio of expenses to average net assets
    prior to fees waived and expenses paid
    indirectly                                 0.49%      0.48%      0.49%      0.44%      0.42%
  Ratio of net investment income to
    average net assets                         1.67%      1.65%      2.15%      1.46%      1.44%
  Ratio of net investment income to
    average net assets prior to fees
    waived and expenses paid indirectly        1.65%      1.65%      2.15%      1.46%      1.44%
  Portfolio turnover                             55%        73%        75%        96%        76%

(1) The average shares outstanding method has been applied for per share information for the years ended December 31, 2002, 2001 and 2000.

(2) Total return percentages in this table are calculated on the basis prescribed by the Securities and Exchange Commission.

See accompanying notes to financial statements.

                         Special Opportunities Fund  6

LINCOLN NATIONAL SPECIAL OPPORTUNITIES FUND, INC.

NOTES TO FINANCIAL STATEMENTS
DECEMBER 31, 2002
THE FUND: Lincoln National Special Opportunities Fund, Inc. (the "Fund") is registered as an open-end, diversified management investment company under the Investment Company Act of 1940, as amended. The Fund's shares are sold only to The Lincoln National Life Insurance Company and Lincoln Life & Annuity Company of New York (the "Companies") for allocation to their variable annuity products and variable universal life products.

The Fund's investment objective is to maximize long-term capital appreciation.

1. SIGNIFICANT ACCOUNTING POLICIES

The following accounting policies are in accordance with accounting principles generally accepted in the United States and are consistently followed by the Fund.

SECURITY VALUATION: All equity securities are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange (NYSE) on the valuation date. If on a particular day an equity security does not trade, then the mean between the bid and asked prices will normally be used. Short-term debt securities having less than 60 days to maturity are valued at amortized cost, which approximates market value. Other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Fund's Board of Directors. In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures, or with respect to foreign securities, aftermarket trading or significant events after local market trading (e.g. government actions or pronouncements, trading volume or volatility on markets, exchanges among dealers, or news events).

FEDERAL INCOME TAXES: The Fund intends to continue to qualify for federal income tax purposes as a regulated investment company and make the requisite distributions to shareholders. Accordingly, no provision for federal income taxes has been made in the financial statements.

USE OF ESTIMATES: The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting year. Actual results could differ from those estimates.

OTHER: Security transactions are accounted for on the date the securities are purchased or sold (trade date). Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. The Fund declares and distributes dividends from net investment income, if any, semi-annually. Distributions from net realized gains, if any, are declared and distributed annually.

The Fund receives earnings credits from its custodian when positive cash balances are maintained, which are used to offset custody fees. The earnings credits for the year ended December 31, 2002, were approximately $2,346. The expense paid under the above arrangement is included under custodial fees on the Statement of Operations with the expense offset shown as "expenses paid indirectly".

2. MANAGEMENT FEES AND OTHER TRANSACTIONS WITH AFFILIATES

Effective May 1, 2002, Delaware Management Company (DMC) is responsible for overall management of the Fund's investment portfolio and provides certain administrative services to the Fund. DMC is a series of Delaware Management Business Trust (DMBT), a multi-series business trust registered with the Securities and Exchange Commission as an investment adviser. DMBT is an indirect wholly-owned subsidiary of Lincoln National Corporation (LNC). For its services, DMC receives a management fee at an annual rate of 0.48% of the first $200 million of the average daily net assets of the Fund, 0.40% of the next $200 million, and 0.30% of the average daily net assets of the Fund in excess of $400 million.

Prior to May 1, 2002, Vantage Investment Advisers (VIA), an affiliate of DMC, served as the investment manager to the Fund under identical terms.

                         Special Opportunities Fund  7

During the year ended December 31, 2002, DMC and VIA contractually waived a portion of their management fees in the amount of $92,455. Effective January 1, 2003, this waiver was discontinued in connection with stockholder approval of the amended Management Agreement as discussed below on December 9, 2002.

If the aggregate annual expenses of the Fund, including the management fee, but excluding taxes, interest, brokerage commissions relating to the purchase or sale of portfolio securities and extraordinary non-recurring expenses, exceed 1.50% of the average daily net assets of the Fund, DMC has agreed to reimburse the Fund in the amount of such excess. No reimbursement was due for the year ended December 31, 2002.

Delaware Service Company, Inc. (DSC), an affiliate of DMC, provides accounting services and other administration support to the Fund. For these services, the Fund pays DSC a monthly fee based on average net assets, subject to certain minimums.

At December 31, 2002, the Fund had payables to affiliates as follows:

Management Fees Payable to DMC       $153,844
Accounting and Administration Fees
  Payable to DSC                       32,186

On December 9, 2002, stockholders of the Fund approved an amended Management Agreement between the Fund and DMC that is effective January 1, 2003. The Fund will incur additional fees and expenses under the new agreement because certain expenses relating to the administration of the Fund's affairs and the maintenance of the Fund's books and records will be paid by the Fund rather than the investment adviser.

In connection with the amended Management Agreement, the Board of Directors of the Fund approved an Administration Agreement with Lincoln National Life Insurance Company (Lincoln Life), an affiliate of DMC, dated January 1, 2003. Pursuant to the Administration Agreement, Lincoln Life will provide various administrative services necessary for the operation of the Fund. For these services, the Fund will pay Lincoln Life an annual fee of $15,000 plus the cost of certain support services, such as legal and corporate secretary services.

Certain officers and directors of the Fund are also officers or directors of the Companies and receive no compensation from the Fund. The compensation of unaffiliated directors of the Fund is borne by the Fund.

3. INVESTMENTS

For the year ended December 31, 2002, the Fund made purchases of $282,312,202 and sales of $310,468,114 of investment securities other than short-term investments. At December 31, 2002, the cost of investments for federal income tax purposes was $444,316,490. At December 31, 2002, net unrealized depreciation was $5,104,656, of which $37,299,379 related to unrealized appreciation of investments and $42,404,035 related to unrealized depreciation of investments.

4. DIVIDEND AND DISTRIBUTION INFORMATION

Income and long-term capital gain distributions are determined in accordance with federal income tax regulations, which may differ from accounting principles generally accepted in the United States. Ordinary income includes dividends from net investment income and distributions from short-term capital gains. The tax character of dividends and distributions paid during the years ended December 31, 2002 and 2001 were as follows:

                                Year ended      Year ended
                                12/31/02        12/31/01
                                --------------------------
Ordinary income                 $7,102,162      $7,567,654
Long-term capital gain          2,512,598               --
                                ----------      ----------
Total                           $9,614,760      $7,567,654
                                ==========      ==========

In addition, the Fund declared an ordinary income consent dividend of $1,056,656 for the year ended December 31, 2001. Such amount has been deemed paid and contributed to the Fund as additional paid-in capital.

                         Special Opportunities Fund  8

As of December 31, 2002, the components of net assets on a tax basis were as follows:

Shares of beneficial interest   $466,420,024
Undistributed ordinary income      1,711,951
Capital loss carryforwards       (22,074,286)
Post-October losses                 (968,618)
Unrealized depreciation of
  investments                     (5,104,656)
                                ------------
Net assets                      $439,984,415
                                ============

For federal income tax purposes, capital loss carryforwards may be carried forward and applied against future capital gains. Such capital loss carryforwards expire as follows: $22,074,286 expires in 2010.

Post-October losses represent losses realized on investment transactions from November 1, 2002 through December 31, 2002, that, in accordance with federal income tax regulations, the Fund has elected to defer and treat as having arisen in the following fiscal year.

5. CAPITAL SHARES

Transactions in capital shares were as follows:

                                                          Shares Issued Upon
                                                          Reinvestment of
                                Capital Shares            Dividends and          Capital Shares
                                Sold                      Distributions          Redeemed
                                --------------------------------------------------------------------------
                                Shares      Amount        Shares    Amount       Shares       Amount
                                --------------------------------------------------------------------------
Year ended December 31, 2002:   1,204,035   $32,376,305   420,406   $9,614,760   (2,804,338)  $(68,004,162)
Year ended December 31, 2001:   1,340,283   $34,495,032   314,284   $7,567,654   (1,644,323)  $(40,929,467)


                                 Net Increase (Decrease)
                                 Resulting From Capital
                                 Share Transactions
                                 -------------------------
                                 Shares       Amount
                                 -------------------------
Year ended December 31, 2002:    (1,179,897)  $(26,013,097)
Year ended December 31, 2001:        10,244   $  1,133,219

6. LINE OF CREDIT

The Fund, along with certain other Lincoln National Mutual Funds (the "Participants"), participates in a $50,000,000 Credit Agreement to be used for temporary or emergency purposes as an additional source of liquidity to fund redemptions of investor shares. The Participants are charged an annual commitment fee, which is allocated among the Participants in accordance with the agreement. Effective January 1, 2003, the Fund may borrow up to 33 1/3% of its total assets (including the amount borrowed). The Fund had no amount outstanding at December 31, 2002, or at any time during the year.

7. TAX INFORMATION (UNAUDITED)

For the fiscal year ended December 31, 2002, the Fund designates distributions paid during the year as follows:

                               (A)             (B)
                               Long-Term       Ordinary        Total           (C)
                               Capital Gains   Income          Distributions   Qualifying(1)
                               Distributions   Distributions   (Tax Basis)     Dividends
                               -------------------------------------------------------------
                                   26%             74%            100%             100%

Items (A) and (B) are based on a percentage of the Fund's total distributions.

Item (C) is based on a percentage of ordinary income of the Fund.

(1) Qualifying dividends represent dividends which qualify for the corporate dividends received deduction.

                         Special Opportunities Fund  9

8. PROXY RESULTS (UNAUDITED)

Lincoln National Special Opportunities Fund, Inc., shareholders voted on the following proposals at the special meeting of shareholders on December 9, 2002, or as adjourned. The resulting votes are presented below.

                                                                        Outstanding   Total        Percent   Percent    Percent
                                                                        Shares        Voted        For       Withheld   Abstained
                                                                        ---------------------------------------------------------
1.   To elect five Directors of the Fund to hold office until their respective successors have been duly elected and qualified or until their earlier resignation or removal.
                John B. Borsch, Jr.                                     20,082,672    20,082,672   93.81%      6.19%      0.00%
                Kelly D Clevenger                                       20,082,672    20,082,672   93.82%      6.18%      0.00%
                Nancy L. Frisby                                         20,082,672    20,082,672   94.03%      5.97%      0.00%
                Barbara S. Kowalczyk                                    20,082,672    20,082,672   93.71%      6.29%      0.00%
                Kenneth G. Stella                                       20,082,672    20,082,672   93.67%      6.33%      0.00%
                                                                        Outstanding   Total        Percent   Percent    Percent
                                                                        Shares        Voted        For       Against    Abstained
                                                                        ---------------------------------------------------------
2.   To approve a reorganization to change Fund from a Maryland
     corporation to a series of a Delaware business trust.              20,082,672    20,082,672   87.61%      8.82%      3.57%
3.   To approve a proposal that would permit the Fund to enter into or
     materially change sub-advisory agreements with sub-advisers        20,082,672    20,082,672   82.38%     14.00%      3.62%
     without obtaining stockholder approval.
4.   To approve a new investment management agreement between the Fund and their current investment adviser, Delaware Management
     Company, a series of Delaware Management Business Trust.           20,082,672    20,082,672   86.64%      9.25%      4.11%
5.   To approve the amendment of certain Fundamental Investment
     Restrictions.
     5A)  Amendment to Fundamental Restrictions on Concentration of
          Investments in the Same Industry.                             20,082,672    20,082,672   86.04%      9.24%      4.72%
     5B)  Amendment to Fundamental Restrictions on Borrowing Money and
          Issuing Senior Securities.                                    20,082,672    20,082,672   85.78%      9.48%      4.74%
     5C)  Amendment to Fundamental Restrictions on Underwriting.        20,082,672    20,082,672   85.93%      9.29%      4.78%
     5D)  Amendment to Fundamental Restrictions on Investments in Real
          Estate.                                                       20,082,672    20,082,672   86.46%      8.92%      4.62%
     5E)  Amendment to Fundamental Restrictions on Investments in
          Commodities or Commodity Issues.                              20,082,672    20,082,672   85.95%      9.38%      4.67%
     5F)  Amendment to Fundamental Restrictions on Lending.             20,082,672    20,082,672   85.72%      9.54%      4.74%
     5G)  Amendment to Fundamental Restrictions on Diversification.     20,082,672    20,082,672   86.17%      9.19%      4.64%
6.   To approve the elimination of certain Fundamental Investment
     Restrictions.
     6A)  Elimination of Fundamental Restrictions on Investments in
          Other
          Investment Companies.                                         20,082,672    20,082,672   83.13%     12.29%      4.58%
     6B)  Elimination of Fundamental Restrictions on Selling
          Securities Short.                                             20,082,672    20,082,672   82.86%     12.44%      4.70%
     6C)  Elimination of Fundamental Restrictions on Margin
          Transactions.                                                 20,082,672    20,082,672   82.75%     12.65%      4.60%
     6D)  Elimination of Fundamental Restrictions on Pledging Fund
          Assets.                                                       20,082,672    20,082,672   82.83%     12.51%      4.66%
     6E)  Elimination of Fundamental Restrictions on Illiquid and
          Restricted Securities.                                        20,082,672    20,082,672   82.72%     12.60%      4.68%
     6F)  Elimination of Fundamental Restrictions on Purchase of Put
          and Call Options.                                             20,082,672    20,082,672   82.86%     12.40%      4.74%
     6G)  Elimination of Fundamental Restrictions on Investments in
          Companies for the Purpose of Acquiring Control.               20,082,672    20,082,672   83.13%     12.22%      4.65%

                         Special Opportunities Fund  10

LINCOLN NATIONAL SPECIAL OPPORTUNITIES FUND, INC.
REPORT OF INDEPENDENT AUDITORS
TO THE SHAREHOLDERS AND BOARD OF DIRECTORS
LINCOLN NATIONAL SPECIAL OPPORTUNITIES FUND, INC.

We have audited the accompanying statement of net assets of Lincoln National Special Opportunities Fund, Inc. (the "Fund") as of December 31, 2002, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights. Our procedures included confirmation of securities owned as of December 31, 2002, by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Lincoln National Special Opportunities Fund, Inc. at December 31, 2002, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and its financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States.

                                                             [ERNST & YOUNG LLP]

Philadelphia, Pennsylvania
February 7, 2003

                         Special Opportunities Fund  11

OFFICER/DIRECTOR INFORMATION

Name, address and            Position(s) held     Term of office                                Number of
date of birth                with the funds       and length of      Principal                  funds in
                                                  time served        occupation(s)              fund complex
                                                                     during the past            overseen by
                                                                     five years                 Director
------------------------------------------------------------------------------------------------------------
Kelly D. Clevenger(1)        Chairman, President  Chairman since     Vice President, The            12
1300 S. Clinton Street       and Director         August 1995;       Lincoln National Life
Fort Wayne, IN 46802                              President and      Insurance Company. Vice
DOB: 07/25/52                                     Director since     President, Lincoln
                                                  November 1994      Retirement Services
                                                                     Company, LLC; Second Vice
                                                                     President, Lincoln Life &
                                                                     Annuity Company of New
                                                                     York

Barbara S. Kowalczyk         Director             Director since     Senior Vice President,         12
Centre Square, West Tower                         November 1993      Corporate Planning and
1500 Market St., Suite 3900                                          Development, Lincoln
Philadelphia, PA 19102                                               National Corporation
DOB: 04/07/51                                                        (insurance holding
                                                                     company); Senior Vice
                                                                     President, Lincoln
                                                                     National Management
                                                                     Corporation

John B. Borsch, Jr.          Director             Director since     Retired; formerly              12
1300 S. Clinton Street                            December 1981      Associate Vice President,
Fort Wayne, IN 46802                                                 Investments, Northwestern
DOB: 06/09/33                                                        University

Nancy L. Frisby              Director             Director since     Vice President and Chief       12
1300 S. Clinton Street                            April 1992         Financial Officer, DeSoto
Fort Wayne, IN 46802                                                 Memorial Hospital;
DOB: 11/10/41                                                        formerly Chief Financial
                                                                     Officer, Bascom Palmer
                                                                     Eye Institute, University
                                                                     of Miami School of
                                                                     Medicine; formerly Vice
                                                                     President and Chief
                                                                     Financial Officer, St.
                                                                     Joseph Medical Center,
                                                                     Inc.

Kenneth G. Stella            Director             Director since     President, Indiana             12
1300 S. Clinton Street                            February 1998      Hospital & Health
Fort Wayne, IN 46802                                                 Association
DOB: 08/20/43

Frederick J. Crawford(1)     Vice President and   Vice President     Vice President and             N/A
Centre Square, West Tower,   Treasurer            and Treasurer      Treasurer, Lincoln
1500 Market Street, Suite                         since January      National Corporation;
3900                                              2001               formerly President and
Philadelphia, PA 19102                                               Market Manager, Greater
DOB: 08/03/63                                                        Cincinnati Region, Bank
                                                                     One, N.A.

Cynthia A. Rose(1)           Secretary            Secretary since    Secretary and Assistant        N/A
1300 S. Clinton Street                            February 1995      Vice President, The
Fort Wayne, IN 46802                                                 Lincoln National Life
DOB: 04/24/54                                                        Insurance Company;
                                                                     formerly Assistant
                                                                     Secretary, Lincoln
                                                                     National Corporation

William P. Flory, Jr.(1)     Assistant Vice       Chief Accounting   Assistant Vice President,      N/A
1300 S. Clinton Street       President and Chief  Officer since May  The Lincoln National Life
Fort Wayne, IN 46802         Accounting Officer   2002               Insurance Company;
DOB: 09/02/61                                                        formerly Vice President,
                                                                     MetLife Investors;
                                                                     formerly Assistant Vice
                                                                     President, MetLife
                                                                     Investors; formerly
                                                                     Accounting Manager,
                                                                     Transamerica Life
                                                                     Companies

Steven M. Kluever(1)         Second Vice          Second Vice        Second Vice President,         N/A
1300 S. Clinton Street       President            President since    The Lincoln National Life
Fort Wayne, IN 46802                              August 1999;       Insurance Company; Second
DOB: 08/04/62                                     Assistant Vice     Vice President, Lincoln
                                                  President since    Life & Annuity Company of
                                                  August 1997        New York

Name, address and            Other directorships
date of birth                held by Director

---------------------------  -------------------------
Kelly D. Clevenger(1)        Lincoln Retirement
1300 S. Clinton Street       Services Company, LLC
Fort Wayne, IN 46802
DOB: 07/25/52
Barbara S. Kowalczyk         Lincoln National
Centre Square, West Tower    Management Corporation;
1500 Market St., Suite 3900  The Lincoln National Life
Philadelphia, PA 19102       Insurance Company;
DOB: 04/07/51                Lincoln Financial Group
                             Foundation, Inc.; Lincoln
                             Life & Annuity Company of
                             New York; Lincoln
                             National (UK) PLC
                             (financial services
                             company)
John B. Borsch, Jr.          N/A
1300 S. Clinton Street
Fort Wayne, IN 46802
DOB: 06/09/33
Nancy L. Frisby              N/A
1300 S. Clinton Street
Fort Wayne, IN 46802
DOB: 11/10/41
Kenneth G. Stella            First National Bank &
1300 S. Clinton Street       Trust
Fort Wayne, IN 46802
DOB: 08/20/43
Frederick J. Crawford(1)     N/A
Centre Square, West Tower,
1500 Market Street, Suite
3900
Philadelphia, PA 19102
DOB: 08/03/63
Cynthia A. Rose(1)           N/A
1300 S. Clinton Street
Fort Wayne, IN 46802
DOB: 04/24/54
William P. Flory, Jr.(1)     N/A
1300 S. Clinton Street
Fort Wayne, IN 46802
DOB: 09/02/61
Steven M. Kluever(1)         N/A
1300 S. Clinton Street
Fort Wayne, IN 46802
DOB: 08/04/62

------------------------
Additional information on the officers and directors can be found in the Statement of Additional Information ("SAI") to the Fund's prospectus. To obtain a free copy of the SAI, write: Lincoln National Life Insurance Company, P.O. Box 2340, Fort Wayne, Indiana 46801, or call 1-800-4LINCOLN (454-6265). The SAI is also available on the SEC's web site (http://www.sec.gov).

(1) All of the executive officers are "interested persons" of the Fund, as that term is defined by Section 2(a)(19) of the 1940 Act, by reason of their being officers of the Fund.

(2) The officers and directors are re-elected annually. The officers and directors hold their position with the Fund until retirement or resignation. The Bylaws of the Funds do not specify a term of office.

                         Special Opportunities Fund  12

                                                         '

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

LINCOLN NATIONAL SPECIAL OPPORTUNITIES FUND, INC. (Registrant)

By       /s/ Kelly D. Clevenger
    --------------------------------------------------------------
         Kelly D. Clevenger
         President
         (Signature and Title)

Date     March 7, 2003
     ----------------------


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By       /s/ Kelly D. Clevenger
    --------------------------------
         Kelly D. Clevenger
         Chairman, President and Director
         (Signature and Title)

Date     March 7, 2003
     ----------------------



By       /s/ William P. Flory, Jr.
   ---------------------------------
         William P. Flory, Jr.
         Assistant Vice President and Chief Accounting Officer
         (Signature and Title)

Date     March 7, 2003
     -------------------------------